As filed with the Securities and Exchange Commission
                         on December 21, 1999.
                                  Securities Act File No. 333-________
                          Investment Company Act File No. 811-________


                  SECURITIES AND EXCHANGE COMMISSION

                        Washington, D.C. 20549
                      ___________________________

                               FORM N-2

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. __
                      Post-Effective Amendment No. __

                                and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. __
                      ___________________________

            LELAND REAL ESTATE COLLECTIVE INVESTMENT TRUST
        (Exact Name of Registrant as Specified in Its Charter)

                   c/o ASB Capital Management, Inc.
                    1101 Pennsylvania Avenue, N.W.
                               Suite 300
                        Washington, D.C. 20004
         (Address of Registrant's Principal Executive Offices)

                            (800) 544-8850
         (Registrant's Telephone Number, including Area Code)

                       Walter R. Fatzinger, Jr.
            Leland Real Estate Collective Investment Trust
                   c/o ASB Capital Management, Inc.
                    1101 Pennsylvania Avenue, N.W.
                               Suite 300
                        Washington, D.C. 20004
                (Name and Address of Agent for Service)

                              Copies to:
                       Thomas H. McCormick, Esq.
                        Cecelia A. Calaby, Esq.
                             Shaw Pittman
                          2300 N Street, N.W.
                        Washington, D.C. 20037
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as possible after the effective date of this registration statement.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered only in connection with a dividend reinvestment plan, check the following box.

If  this  Form  is  filed  to register additional  securities  for  an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for
the same offering.   _______________

If this Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration number of the earlier effective
registration statement for the same offering.   _______________

If delivery of the prospectus is expected to be made pursuant to Rule 434 under the Securities Act, please check the following box.
CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

 Title of     Amount      Proposed         Proposed     Amount of
Securities     Being       Maximum         Maximum      Registrati
   Being    Registered Aggregate Price    Aggregate       on Fee
Registered              Per Unit (1)    Offering Price
                                             (1)
   Units     1,000,000     $10.00        $10,000,000      $2,640
               Units

(1) Estimated solely for the purpose of calculating the registration fee.


The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.




            LELAND REAL ESTATE COLLECTIVE INVESTMENT TRUST

                         CROSS REFERENCE SHEET
                     PARTS A AND B OF PROSPECTUS*

ITEM       CAPTION                                PROSPECTUS CAPTION
NUMBER
       1.  Outside Front Cover                    Front Cover Page
       2.  Cover Pages; Other Offering            Front Cover Page
           Information
       3.  Fee Table and Synopsis                 Prospectus
                                                  Summary; Trust
                                                  Expenses
       4.  Financial Highlights                   Not Applicable
       5.  Plan of Distribution                   Prospectus
                                                  Summary;
                                                  Investment in the
                                                  Trust; Valuation
                                                  of the Units
       6.  Selling Shareholders                   Not Applicable
       7.  Use of Proceeds                        Investment
                                                  Objectives,
                                                  Policies and
                                                  Restrictions
       8.  General Description of the Registrant  Front Cover Page;
                                                  Prospectus
                                                  Summary; The
                                                  Trust; Investment
                                                  Objectives,
                                                  Policies and
                                                  Restrictions; Risk
                                                  Factors
       9.  Management                             Front Cover Page;
                                                  Prospectus
                                                  Summary;
                                                  Management and
                                                  Administration of
                                                  the Trust; Other
                                                  Information
      10.  Capital Stock, Long-Term Debt, and     Front Cover Page;
           Other Securities                       Prospectus
                                                  Summary;
                                                  Withdrawal from
                                                  the Trust;
                                                  Dividends and
                                                  Distributions;
                                                  Other Information
                                                  - Description of
                                                  the Units
      11.  Defaults and Arrears on Senior         Not Applicable
           Securities
      12.  Legal Proceedings                      Not Applicable
      13.  Table of Contents of the Statement of
             Additional                           Not Applicable
             Information
      14.  Cover Page                             Not Applicable
      15.  Table of Contents                      Not Applicable
      16.  General Information and History        Not Applicable
      17.  Investment Objective and Policies      Front Cover Page;
                                                  Prospectus
                                                  Summary;
                                                  Investment
                                                  Objectives,
                                                  Policies and
                                                  Restrictions
      18.  Management                             Management and
                                                  Administration of
                                                  the Trust
      19.  Control Persons and Principal Holders  Not Applicable
           of Securities
      20.  Investment Advisory and Other          Management and
           Services                               Administration of
                                                  the Trust; Other
                                                  Information
      21.  Brokerage Allocation and Other         Investment
           Practices                              Objectives,
                                                  Polices and
                                                  Restrictions;
                                                  Management and
                                                  Administration of
                                                  the Trust
      22.  Tax Status                             Income Tax
                                                  Information
      23.  Financial Statements                   Not Applicable

* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.
THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                         SUBJECT TO COMPLETION
            PRELIMINARY PROSPECTUS DATED DECEMBER 21, 1999

PROSPECTUS

            LELAND REAL ESTATE COLLECTIVE INVESTMENT TRUST

                            1,000,000 Units

      The Leland Real Estate Collective Investment Trust (the "Trust") is registered with the Securities and Exchange Commission as a non-diversified collective investment trust. ASB Capital Management, Inc. ("ASBCM") is the Trustee and acts as the Trust's Investment Adviser and administrator. The Trust was established to provide certain tax-qualified employee benefit plans, for which ASBCM serves in a fiduciary capacity, with a vehicle for the collective investment of their assets.

     The primary investment objective of the Trust is to enable participating employee benefit plans to enhance their long-term performance and stability through investments in high-quality, income-producing real estate projects constructed with union labor. The Trust seeks to achieve this objective by investing in a diverse portfolio of union-built properties which the Investment Adviser believes will provide income and appreciation to participating plans. The Trust intends to invest in equity or debt interests in real property. The Trust may also make investments which are related to real property, including investments in mortgages, installment sales contracts, sales and leasebacks, leases, rental agreements and interests in limited partnerships or in collective investment trusts which invest in real property. There can be no assurance that the investment objective of the Trust will be realized.

     The Trust is offering ownership interests in the form of units of participation (the "Units") of the Trust. Units, which are sold without a sales load, are available only to retirement, pension, profit sharing or other employee benefit plans for which ASBCM serves as either the trustee, co-trustee or agent for investment management to the plan's fiduciary. To purchase Units, such a plan must meet the Trust's eligibility requirements, and the Trustee must consent to the plan's participation in the Trust. The Trustee may consent to the participation of a plan at any time, but plans are admitted to the Trust only on monthly valuation dates (the date as of which the Trustee determines the Trust's value). Any participating plan which seeks to withdraw from the Trust must provide the Trustee with twelve
(12) months' notice unless the Trustee waives this requirement.

     A plan will be credited at the time of its admission to the Trust the number of Units that it can purchase with the cash or other property it has deposited in the Trust. The purchase price for a Unit is the net asset value of the Trust per Unit at the time of a plan's admission to the Trust. The Trustee determines the net asset value of the Trust and the Units on a monthly basis.

     This prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Please read this prospectus and retain it for future reference.
                         ____________________

INVESTING IN THE UNITS INVOLVES CERTAIN RISKS AND SPECIAL CONSIDERATIONS. UNITS ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. NO MARKET PRESENTLY EXISTS FOR THE UNITS, AND THE UNITS WILL NOT BE LISTED FOR TRADING ON ANY NATIONAL SECURITIES EXCHANGE. THE UNITS MAY NOT BE CONSIDERED READILY MARKETABLE. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 7 OF THIS PROSPECTUS.
                         ____________________

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


          The date of this prospectus is ___________ __, 1999
                           TABLE OF CONTENTS

PROSPECTUS SUMMARY                                                     1
The Trust                                                            1
Management and Administration of the Trust                           1
Eligible Participants in the Trust                                   1
Investment Objectives and Policies                                   1
Investment in the Trust                                              2
Withdrawal from the Trust                                            2
Valuation of the Units                                               2
Dividends and Distributions                                          2
Risk Factors and Special Considerations                              3
TRUST EXPENSES                                                         4
Participant Transaction Expenses                                     4
Annual Expenses                                                      4
Example of Expenses                                                  4
THE TRUST                                                              5
INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS                       5
  Investment Objectives                                              5
  Investment Policies                                                5
  Types of Investments                                               5
  Other Investment Policies                                          6
  Investment Restrictions                                            6
RISK FACTORS AND SPECIAL CONSIDERATIONS                                7
Risks Specific to the Trust                                          7
Risks Specific to the Units                                          7
General Real Estate Investment Risks                                 7
Other Risks                                                          8
INVESTMENT IN THE TRUST                                                9
Eligible Participants in the Trust                                   9
Procedure for Admission to the Trust                                 9
Admission to the Trust and Purchase of Units                         9
WITHDRAWAL FROM THE TRUST                                              1
                                                                     0
VALUATION OF THE UNITS                                                 1
                                                                     0
MANAGEMENT AND ADMINISTRATION OF THE TRUST                             1
The Trustee                                                          1
Restrictions on the Trustee                                          1
Fees and Expenses of the Trust                                       1
                                                                     1
                                                                     2
                                                                     1
                                                                     2
DIVIDENDS AND DISTRIBUTIONS                                            1
                                                                     3
INCOME TAX INFORMATION                                                 1
                                                                     3
OTHER INFORMATION                                                      1
  Description of the Units                                           3
  Termination of the Trust                                           1
  Custodian                                                          3
  Transfer Agent and Dividend-Paying Agent                           1
  Legal Counsel                                                      3
  Independent Public Accountants                                     1
  Additional Information about the Trust                             3
                                                                     1
                                                                     4
                                                                     1
                                                                     4
                                                                     1
                                                                     4
                                                                     1
                                                                     4
                          PROSPECTUS SUMMARY

     This summary highlights important information about the Trust. It is not intended to be complete and should be read with the more detailed information contained elsewhere in this prospectus.

The Trust                          The  Leland  Real Estate Collective
                                   Investment  Trust (the "Trust")  is
                                   a   newly  formed,  non-diversified
                                   collective  investment  trust  that
                                   is  registered  as such  under  the
                                   Investment Company Act of 1940,  as
                                   amended  (the  "1940  Act").    See
                                   "THE TRUST."

Management and Administration of   ASB    Capital   Management,   Inc.
the Trust                          ("ASBCM") is the Trustee  and  acts
                                   as  the  Trust's Investment Adviser
                                   and   administrator.   ASBCM   also
                                   provides   account   services    to
                                   holders  of Units.  The Trust  does
                                   not  pay  ASBCM any  fees  for  its
                                   investment                advisory,
                                   administrative     and      account
                                   servicing      functions.       See
                                   "MANAGEMENT  AND ADMINISTRATION  OF
                                   THE TRUST."

Eligible Participants in the Trust Investment   in   the   Trust    is
                                   available   only   to   retirement,
                                   pension,  profit sharing  or  other
                                   employee  benefit plans  for  which
                                   ASBCM   serves   as   either    the
                                   trustee,  co-trustee or  agent  for
                                   investment   management   to    the
                                   plan's  fiduciary.  To  participate
                                   in  the  Trust, such  a  plan  must
                                   meet   the   all  of  the   Trust's
                                   eligibility    requirements     and
                                   obtain  the consent of the  Trustee
                                   to  participate in  the  Trust  (an
                                   "Eligible   Plan").   An   Eligible
                                   Plan     may     purchase     units
                                   representing  ownership   interests
                                   in  the  Trust  (the "Units").   An
                                   Eligible   Plan   which   purchases
                                   Units  will  become a "Participant"
                                   in   the  Trust  and  is  sometimes
                                   referred  to in this prospectus  as
                                   a   "Participating   Plan."     See
                                   "INVESTMENT IN THE TRUST."

Investment Objectives and Policies The  primary  investment  objective
                                   of   the   Trust   is   to   enable
                                   Participating  Plans   to   enhance
                                   their  long-term  performance   and
                                   stability  through  investments  in
                                   high-quality,      income-producing
                                   real  estate  projects  constructed
                                   with   union  labor.   The  Trust's
                                   investment objectives also  include
                                   creating   new   jobs   for   union
                                   members   in   the   building   and
                                   construction     industries     and
                                   achieving   returns  that   compete
                                   with  or  outperform  the  National
                                   Council  of  Real Estate Investment
                                   Fiduciaries  Property  Index   (the
                                   "NCREIF  Property Index").  Current
                                   income  is  not a Trust  investment
                                   objective.

                                   The  Trust  seeks  to  achieve  its
                                   objectives   by  investing   in   a
                                   diverse  portfolio  of  union-built
                                   properties   across   the    United
                                   States    which   the    Investment
                                   Adviser   believes   will   provide
                                   income    and    appreciation    to
                                   Participants.

                                   The  Trust  intends  to  invest  in
                                   equity  or debt interests  in  real
                                   property.  The Trust may also  make
                                   investments  which are  related  to
                                   real       property,      including
                                   investments      in      mortgages,
                                   installment sales contracts,  sales
                                   and   leasebacks,  leases,   rental
                                   agreements    and   interests    in
                                   limited    partnerships    or    in
                                   collective investment trusts  which
                                   invest  in  real  property.    Cash
                                   awaiting    investment    may    be
                                   invested   in   money   market   or
                                   similar funds.

                                   There can be no assurance that  the
                                   Trust  will  achieve its investment
                                   objectives.      See    "INVESTMENT
                                   OBJECTIVES,      POLICIES       AND
                                   RESTRICTIONS."

Investment in the Trust            An   Eligible   Plan   seeking   to
                                   purchase  Units must file with  the
                                   Trustee  a  notice of its intention
                                   to   invest   in  the   Trust   (an
                                   "Investment Notice").  The  Trustee
                                   must  approve the Investment Notice
                                   for  an  Eligible Plan to  purchase
                                   Units  and become a Participant  in
                                   the   Trust.    The   Trustee   may
                                   approve Investment Notices  at  any
                                   time,  but Eligible Plans receiving
                                   such  approval will be admitted  to
                                   the    Trust   only   on    monthly
                                   valuation dates designated  by  the
                                   Trustee.

                                   On   the  valuation  date  that   a
                                   Participating Plan is  admitted  to
                                   the  Trust,  Units are credited  to
                                   the  plan  based on the  amount  it
                                   wishes  to  invest  in  the  Trust.
                                   The  purchase price for  the  Units
                                   is  the per Unit net asset value of
                                   the  Trust  as  of  that  valuation
                                   date.   No  sales load  is  charged
                                   for the Units.  See "INVESTMENT  IN
                                   THE TRUST."

Withdrawal from the Trust          A     Participating    Plan     may
                                   completely  or  partially  withdraw
                                   from  the  Trust.  A  Participating
                                   Plan  seeking to withdraw from  the
                                   Trust must file with the Trustee  a
                                   notice   of   its   intention    to
                                   withdraw   from   the   Trust    (a
                                   "Withdrawal Notice").  The  Trustee
                                   must  receive the Withdrawal Notice
                                   at  least  one  year prior  to  the
                                   valuation  date when the withdrawal
                                   is  to  be made.  The Trustee  must
                                   approve  the Withdrawal  Notice  on
                                   or   before  that  valuation  date.
                                   The   Trustee,  however,   in   its
                                   discretion,  may permit  withdrawal
                                   from the Trust at an earlier date.

                                   Withdrawal   is  made   without   a
                                   charge  at  the per Unit net  asset
                                   value   of   the   Trust   on   the
                                   valuation   date  that  Units   are
                                   withdrawn.   The  Trustee,  in  its
                                   discretion, may pay cash  or  other
                                   consideration for withdrawn  Units.
                                   See "WITHDRAWAL FROM THE TRUST."

Valuation of the Units             The   Trustee  revalues  the  Units
                                   monthly  on a designated  valuation
                                   date.   Within ten (10) days  of  a
                                   valuation    date,   the    Trustee
                                   computes  the  new  Unit  value  by
                                   determining the net asset value  of
                                   the  Trust at the close of business
                                   on  the  valuation  date  and  then
                                   dividing  that value by  the  total
                                   number  of  Units  outstanding   on
                                   that     date.      The     Trustee
                                   calculates the net asset  value  of
                                   the  Trust  based on the guidelines
                                   set  forth  in  the Declaration  of
                                   Trust.    See  "VALUATION  OF   THE
                                   UNITS."

Dividends and Distributions        The  Trust's policy is to  reinvest
                                   all   of  its  income  for  further
                                   accumulation       of       assets.
                                   Accordingly,  the  Trust  does  not
                                   intend  to declare or pay dividends
                                   from  its net investment income  or
                                   to  make distributions of any gains
                                   realized  from sales  of  portfolio
                                   securities.  If the Trust  were  to
                                   generate any such income or  gains,
                                   Participating  Plans would  receive
                                   a   benefit  in  the  form  of   an
                                   increase  in  the net  asset  value
                                   per  Unit  rather in  the  form  of
                                   cash  or  reinvestment through  the
                                   purchase  of additional Units.  See
                                   "DIVIDENDS AND DISTRIBUTIONS."


Risk Factors and Special           An    investment   in   the   Units
Considerations                     involves substantial risks.   These
                                   risks include the following:

                                   *     The  Trust is subject to real
                                      estate investment risks.

                                   *     The liquidity of the Units is
                                      limited by the requirement  that
                                      the Trustee receive a Withdrawal
                                      Notice  at  least  one  year  in
                                      advance.

                                   *      The   Units  will   not   be
                                      publicly  traded  and  will   be
                                      subject   to   restrictions   on
                                      transfer.

                                   *     The  Trustee will have  broad
                                      and  exclusive powers in  making
                                      investment decisions on behalf of
                                      the  Trust  and in changing  the
                                      Trust's  investment  objectives,
                                      policies and restrictions.

                                   *     An investment in the Units is
                                      not  a  bank deposit and is  not
                                      insured or guaranteed by the FDIC
                                      or any other government agency.

                                   An  Eligible Plan should  carefully
                                   consider its ability to assume  the
                                   foregoing       risks        before
                                   participating  in the  Trust.   See
                                   "RISK     FACTORS    AND    SPECIAL
                                   CONSIDERATIONS."

                            TRUST EXPENSES

      The following table illustrates all expenses that a Participant in the Trust will incur. The purpose of this table is to assist Participants in the Trust in understanding the various costs and expenses that a Participant will bear directly or indirectly. See "MANAGEMENT AND ADMINISTRATION OF THE TRUST."

Participant Transaction Expenses:

  Maximum Sales Load (as a percentage of offering price)   None

  Dividend Reinvestment and Cash Purchase Plan Fees        None

Annual Expenses (as a percentage of net assets):

  Management Fees                                          0%

  Other Expenses /1/                                       [  ]%

  Total Annual Expenses                                    [  ]%

/1/    "Other Expenses" are based on estimated amounts for the
  current fiscal year.

Example of Expenses:

You would pay the following  1 Year     3 Years    5 Years   10 Years
expenses on a $1,000        $[  ]      $[  ]      $[  ]      $[  ]
investment, assuming a
5% annual return:

      The Example set forth above assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed under "Annual Expenses" remain the same in the years shown. The Example uses a 5% annual rate of return as mandated by the regulations of the Securities and Exchange Commission ("SEC").

     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR
ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.


                               THE TRUST

      The Trust is a newly organized collective investment trust that was formed under the laws of the District of Columbia on [ ], pursuant to a Declaration of Trust, dated as of [ ]. The Trust has registered as a non-diversified collective investment trust under the 1940 Act. The Trust's address is c/o ASB Capital Management, Inc., 1101 Pennsylvania Avenue, N.W., Suite 300, Washington, D.C. 20004, and its telephone number is (800) 544-8850.

     As discussed above, investments in the Trust are restricted to Eligible Plans. See "INVESTMENT IN THE TRUST - Eligible Participants in the Trust."


           INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives

     The primary investment objective of the Trust is to enable Participating Plans to enhance their long-term performance and stability through investments in high-quality, income-producing real estate projects constructed with union labor. Through its real estate investment program, the Trust seeks to provide each Participant with a competitive market rate of return, stable and reasonably predictable income, increasing cash flows, the potential for appreciation in
value,   a   hedge   against   inflation   and   favorable   portfolio
diversification.

     The Trust's investment objectives also include creating new jobs for union members in the building and construction industries, producing long-term returns which are competitive with the National Council of Real Estate Investment Fiduciaries Property Index (the "NCREIF Property Index") and producing short-term returns during real estate down cycles which outperform the NCREIF Property Index.

     Current income is not an investment objective of the Trust. There can be no assurance that the Trust will achieve its investment objectives.

Investment Policies

     The  Trust  seeks  to achieve its objectives by investing  in  an
actively   managed,  broadly  diversified  portfolio  of   union-built
properties which the Investment Adviser believes will provide income and appreciation to Participants. The Trust's investment activity is limited to general purpose, union-constructed properties located in the United States, primarily office buildings, shopping centers, multi-family housing and industrial facilities. The Trust selects for investment real estate that the Investment Adviser determines is properly designed, well-located and built by skilled union workers. The Trust also invests in partnership with and lends to real estate developers that the Investment Adviser believes have demonstrated success and expertise in a particular geographic region.

     The Trust expects to maintain a diversified portfolio by investing in different areas across the United States and in different property types, ranging from office, research and development, residential, industrial, warehouse/distribution and retail properties. The Trust attempts to structure each investment to produce yields that are appropriate for the level of risk anticipated with a given investment. The Trust will usually invest a portion of its portfolio in loans in order to limit its downside risk. During periods of growth in the real estate market, the Trust looks to sell a portion of its portfolio for a profit and to invest the cash proceeds in new construction, which creates more union jobs.

Types of Investments

     Because of the types of investments that the Trust intends to make, the Trust will be considered to be concentrated in real estate and real estate-related investments. The Trust intends to invest in the following:

  (1) Equity interests or equity participation in improved or unimproved real property, either in the form of direct ownership, with or without leaseback provisions of such real property, or in the form of stock, closely held or publicly traded, stock purchase warrants, or other forms of interest in the entity owning or developing such real property;

  (2) Loans or debt obligations secured by mortgages on, or other interests in real property, whether for the purpose of acquiring, improving or otherwise developing such real property;

  (3) Mortgages on the fee, leasehold or other interest in real property, installment sales contracts, sale and leasebacks or any combinations of the foregoing, for the purpose of providing long-term or intermediate-term financing of improved or unimproved real property;

  (4) Leases or rental agreements providing income or profits from real property; and

  (5) Interests in limited partnerships or in collective investment funds which invest in real property.

     In making the investments above, the Trustee will not be limited by any statute or rule of law defining authorized investments by trustees and will be under no duty to diversify investments and may make such investments, irrespective of whether they would be normally considered appropriate investments for a trustee or are productive of income. Any of the investments above may be made by the Trustee without being limited by (i) the size or nature of any investment;
(ii) the size or nature of the enterprise in which any investment is made; (iii) the lack of ready marketability; (iv) the presence or absence of certainty or regularity of return; or (v) the volatile nature of the market value of any investment. The investments above may be made by the Trustee in private placements.

Other Investment Policies

     The Trust has adopted certain other investment policies as set forth below:

Money Market Instruments and Temporary Instruments

     Any cash awaiting investment may be invested by the Trustee in money market or similar funds. In addition, the Trustee may, in its discretion, invest such cash in any instruments or securities with maturities that still allow the Trust to meet any commitments it has made involving the investments described above.

Borrowings

     The Trustee is authorized under the Declaration of Trust to borrow money, with or without giving security, on behalf of the Trust and to issue its promissory notes as trustee. Any such borrowings will be made by the Trustee in accordance with the restrictions imposed by the 1940 Act and the rules and regulations thereunder.

Investment Restrictions

      The Trust has no fundamental policies as defined under the 1940 Act. In addition, the Declaration of Trust does not provide for any voting rights for Participants. Consequently, all investment objectives, policies and restrictions referred to in this prospectus are not fundamental policies of the Trust, and they may be changed by the Trustee in its sole discretion.

     Notwithstanding the Trust's lack of fundamental policies, the Trust will still observe the following investment restrictions:

  (1) The Trust may not issue senior securities, except as permitted by the 1940 Act;

  (2) The Trust may not make short sales or purchase securities on margin;

  (3)  The Trust may not write put or call options;

  (4) The Trust may not borrow money, except as permitted by the 1940 Act;

  (5) The Trust may not act as an underwriter of another issuer's securities, except to the extent that, in connection with the purchase and sale of portfolio securities, it may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended;

  (6) The Trust may not purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices or other financial instruments.




                RISK FACTORS AND SPECIAL CONSIDERATIONS

     The purchase of Units involves a number of significant risks. As a result, there can be no assurance that the Trust will achieve its investment objectives. In addition to the other information in this prospectus, a prospective Participant should consider the following risk factors in evaluating an investment in the Units.

Risks Specific to the Trust

No Control Over Investment Decisions or Policies by Participants

     Because Participants have no voting rights and the Trust has no fundamental investment policies, the Trustee's power to make investment decisions on behalf of the Trust is both exclusive and broad. In addition, the Trustee, in its sole discretion, can change the investment objectives, policies and restrictions of the Trust. The Trustee may take actions with which a Participant or Participants disagree. See "INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS; DESCRIPTION OF THE UNITS."

Non-Diversified Status of Trust

     The Trust is classified as "non-diversified" under the 1940 Act, which means that the Trust may invest a greater portion of its assets in a limited number of issuers than would be the case were the Trust classified as "diversified." Relative to a "diversified" management company, changes in the financial results and/or condition or market valuation of a single issuer may cause greater fluctuations in the net asset value per Unit. See "INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS."

Risks Specific to the Units

Not Insured Bank Deposits

     An investment in the Units is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Limited Liquidity of Units

     The Trust is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The Trust does not intend to list the Units for trading on any national securities exchange. As a result, there is no secondary trading market for the Units, and no secondary market will develop. The Declaration of Trust prohibits the assignment and/or transfer of the Units. To provide liquidity, the Declaration of Trust authorizes the Trust to permit withdrawal from the Trust by Participating Plans, but only if a Participant provides the Trustee with a Withdrawal Notice at least one year in advance (unless the Trustee waives this requirement). The Units are therefore not readily marketable, and a prospective Participant must be prepared to bear the economic risks of investing in the Units for a longer term. See "WITHDRAWAL FROM THE TRUST; DESCRIPTION OF THE UNITS."

General Real Estate Investment Risks

General Risks

      An investment in the Units will be subject to the risks incident to the ownership and operation of commercial real estate. These include the risks normally associated with changes in general or local market conditions, competition for tenants, changes in market rental rates, inability to collect rent due to bankruptcy or insolvency of tenants or otherwise, and the need to periodically renovate, repair and release space and to pay the related costs.

Limited Liquidity of Real Estate Investments

      Because real estate investments are relatively illiquid, the Trust may not be able to vary its portfolio promptly in response to changes in economic or other conditions. In addition, economic factors that might cause the income from the Trust's real estate portfolio to decrease generally will not reduce significant expenditures, such as debt service, if any, real estate taxes and operating and maintenance costs. The Trust's inability, for these or other reasons, to respond quickly to adverse changes in the performance of its investments could have an adverse effect on the value of a Participant's investment in the Trust.

Risks of Real Estate Development

     The Trust intends to engage in property development. Real estate development generally involves significant risks in addition to those involved in the ownership and operation of established properties, including the risks that financing may not be available on favorable terms, that construction may not be completed on schedule, resulting in increased debt service expense and construction costs, that long-term financing may not be available on completion of construction and that properties may not be leased on profitable terms. The Trust's returns could be adversely affected if it engages in real estate development and if any of the above occurs.

Investments in Mortgages

     The Trust may invest in mortgages. If the Trust were to invest in mortgages, it would be subject to the risks of such investment, which include the risk that borrowers may not be able to make debt service or principal payments when due, that the value of mortgaged property may be less than the amount owed, and that interest rates payable on the mortgages may be lower than the Trust's cost of funds. The Trust's returns could be adversely affected if it invests in mortgages and if any of the above occurs.

Changes in Laws

      Costs resulting from changes in real estate taxes generally may be passed through to tenants and, to such extent, will not affect the Trust. Increases in income, service or transfer taxes, however, generally are not passed through to tenants under the leases of the Trust's portfolio and may adversely affect its operating cash flow. Similarly, changes in laws increasing the potential liability for environmental conditions existing on properties or increasing the restrictions on discharges or other conditions may result in significant unanticipated expenditures, which would adversely affect the Trust's returns.

Environmental Problems

      Under various federal, state and local laws, ordinances and regulations, the Trust may be required to investigate and clean up certain hazardous or toxic substances released on or in properties it owns or operates, and it also may be required to pay other costs relating to hazardous or toxic substances. This liability may be imposed without regard to whether the Trust knew about the release of these types of substances or was responsible for their release. The presence of contamination or the failure to remediate properly contaminations at any of the Trust's properties may adversely affect its ability to sell or lease the properties or to borrow using the properties as collateral. The costs or liabilities could exceed the value of the affected real estate. If the Trust were subject to environmental liability, the liability could adversely affect the value of a Participant's investment in the Trust.

Uninsured Losses

     The Trust may carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with respect to its portfolio properties, with policy specification and insured limits customarily carried for similar properties. There are, however, certain types of losses, such as from wars or earthquakes, that may be either uninsurable or not economically insurable. Should an uninsured loss occur, the Trust could lose both its capital invested in, and anticipated profits from, any affected portfolio property.

Other Risks

Year 2000 Issues

     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Trust could be adversely affected if the computer systems used by the Trustee or other Trust service providers do not properly address this problem prior to January 1, 2000. The Trustee expects to have addressed this problem before then, and does not anticipate that the service it provides will be adversely affected. The Trust's other service providers have told the Trustee that they also expect to resolve the Year 2000 Problem, and the Trustee will continue to monitor the situation as Year 2000 approaches. However, if the problem has not been fully addressed, the Trust could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Trust invests, and this could hurt the Trust's investment returns.


                        INVESTMENT IN THE TRUST

Eligible Participants in the Trust

      Investments in the Trust are available only to retirement, pension, profit sharing or other employee benefit plans for which ASBCM serves as either the trustee, co-trustee or agent for investment management to the plan's fiduciary. Only those plans which meet all of the following requirements will be eligible to participate in the
Trust:

  (1) The plan, with its related trust, is a tax-exempt pension trust or profit sharing trust or other type of employee benefit trust part of a plan qualified under the provisions of
       Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and exempt from taxation under Section 501(a) of the Code; OR

       The plan, with its related trust (if applicable), is a plan established and maintained for its employees by the government of the United States, by the government of any state or political subdivision thereof, or by any agency or instrumentality of any of the foregoing (a "governmental plan"). If the assets of a governmental plan are not held in a formal trust arrangement, the nonexistence of such a trust must result from local law restraints. Such governmental plan must have obtained tax-exempt status by meeting the requirements of the Code regarding qualified, governmental employee benefit plans or must be appropriately relying on the exclusion from taxes allowed through intergovernmental constitutional immunity.

  (2) The document governing the related trust of a plan (or governing the plan itself in the case of a non-trusteed governmental plan) specifically authorizes the investment of assets thereof and the commingling of its assets with assets of other plans through the medium of this Trust.

  (3) The document governing the related trust of a plan (or governing the plan itself in the case of a non-trusteed governmental plan) expressly provides that, to the extent of the participation of such plan in this Trust, the Declaration of Trust will constitute a part of the plan (and its related trust, if applicable) pursuant to which such plan is administered.

  (4) The provisions of the plan designate the Trustee, or any affiliate of the Trustee, as either the trustee, co-trustee, or agent for investment management of the plan's fiduciary.

     Any plan meeting all of the eligibility requirements above (an "Eligible Plan") must also follow the procedure for admission as described below and obtain the Trustee's consent before participating in the Trust.

Procedure for Admission to the Trust

      At the request of any Eligible Plan interested in investing in the Trust, the Trustee will furnish a copy of the Declaration of Trust, without charge. If an Eligible Plan wishes to participate in the Trust, the plan must file with the Trustee a notice of its intention to invest in the Trust (an "Investment Notice"). For an Eligible Plan to be permitted to invest in the Trust, the Trustee must approve the Investment Notice and make a record of the notice in its books.

Admission to the Trust and Purchase of Units

     The Trustee may approve Investment Notices at any time, but Eligible Plans receiving such approval will be admitted to the Trust only on monthly "Valuation Dates" designated by the Trustee. A "Valuation Date" is that date each month as of which the Trustee determines the value of the Trust's assets and the Units. On a Valuation Date, an Eligible Plan, which has received the Trustee's consent to participate, may deposit in the Trust the amount it wishes to invest, either in the form of cash or other property acceptable to the Trustee. The plan will be credited the number of Units that can be purchased on that Valuation Date with the cash or other property it has deposited in the Trust. For non-cash property deposited in the Trust, the property's fair market value as of the relevant Valuation Date will be used to determine the number of Units the plan should be credited. Once an Eligible Plan has been admitted to the Trust and has purchased Units, it becomes a "Participating Plan."

     The purchase price for Units is the per Unit net asset value of the Trust as of the Valuation Date that a plan is admitted to the Trust. The Trustee determines the net asset value of the Trust as of a particular Valuation Date based on the guidelines set forth in the Declaration of Trust. No sales load is charged on the Units. See "VALUATION OF THE UNITS."

     Because the Units are neither assignable nor transferable, certificates representing Units will not be issued. The records of each Participating Plan and the records of the Trustee will at all times reflect the number of Units outstanding to the credit of each Participating Plan.


                       WITHDRAWAL FROM THE TRUST

      A Participating Plan may completely or partially withdraw from the Trust. A Participating Plan seeking to withdraw from the Trust must file with the Trustee a notice of its intention to withdraw from the Trust (a "Withdrawal Notice"). The Trustee must receive the Withdrawal Notice at least one year prior to the Valuation Date when the withdrawal is to be made. The purpose of this one-year, advance notice requirement for withdrawal is to recognize the long-term, illiquid nature of the investments made by the Trust and to permit the Trust to remain fully invested in accordance with its investment objectives without having to maintain a substantial liquidity reserve to meet withdrawal requests.

     The Trustee must approve the Withdrawal Notice on or before that Valuation Date and make a record of the notice in its books. The
Trustee, however, in its discretion, may make payment for the withdrawn Units at an earlier Valuation Date. Withdrawal is made without a charge at the per Unit net asset value of the Trust on the
Valuation Date that Units are withdrawn. The Trustee, in its discretion, may pay cash or other consideration for withdrawn Units so long as the manner of payment is consistent with the laws governing the Trust.


                        VALUATION OF THE UNITS

     The Trustee revalues the Units as of each monthly Valuation Date. Within ten (10) days of a Valuation Date, the Trustee computes the new Unit value by determining the net asset value of the Trust at the close of business on the Valuation Date and then dividing that value by the total number of Units outstanding on that date. An Eligible Plan admitted to the Trust may acquire Units on a Valuation Date at the new Unit value.

     The Trustee calculates the net asset value of the Trust based on the guidelines set forth in the Declaration of Trust. The net asset value of the Trust, as of any Valuation Date, is the market value of the assets of the Trust, less all expenses, liabilities, taxes, reserves, and other amounts, due, accrued, or anticipated, which the Trustee determines are properly and equitably chargeable against the Trust.

     In determining the valuation of any asset of the Trust (other than cash temporarily invested in a cash management vehicle, which is stated at cost, and securities held by the Trust, which are described further below), the Declaration of Trust provides that the following shall apply:

  (1) With respect to mortgages, deeds of trust and notes secured by real property, such assets shall be valued at the market value thereof. The market value shall be determined by the Trustee using such factors as maturity dates, interest rates, creditworthiness and such other factors as it determines, in good faith, to be appropriate.

  (2) With respect to investments in real estate and real estate-related investments, including limited partnership interests, which investments shall be valued at market, the Trustee may, in its discretion, base such method of valuation on current appraisals of such properties, recent transactions involving similarly located properties or such other method as it shall determine, provided, however, that said valuation must be based on an appraisal not older than one year. Any real estate or real estate-related investment which is in the process of being constructed, and not fully paid for, shall be valued at cost. Since properties are stated at current market value, the Trust does not record depreciation on its real estate investments.

  (3) Notwithstanding anything herein to the contrary, if no reliable data are available, or if the available data, in the Trustee's judgment, are not sufficiently complete to warrant unqualified reliance thereon, or would tend, in the Trustee's opinion, to distort the value of any assets, then the Trustee may use, as a basis of valuation, such other sources of information as it deems reliable, or such other method of valuation as it deems fair and equitable.

     In determining the valuation of securities held by the Trust, the following shall apply:

  (1) Securities listed or traded on any securities exchange shall be valued at their last reported sales prices on said exchanges on the Valuation Date. If no sale has been reported for that day, the last reported sale price or the most recent closing bid price, whichever is later, shall be used.

  (2) Where a security is listed or traded on more than one securities exchange, the Trustee may select the exchange to be used for the basis of valuation.

  (3) Securities not listed or traded on any securities exchange shall be valued by taking the bid price obtained from a recognized published source, from up to three reputable brokers or investment bankers as of the close of business on the Valuation Date, or through such other information as it may find useful or necessary in determining value.

     For the purpose of determining the valuation of securities held by the Trust, sales and bid prices reported in newspapers of general circulation published in New York, New York, Washington, D.C. or Baltimore, Maryland, or in any standard financial periodical or in the records of any exchange, any one or more of which may be selected by the Trustee and noted in its records, shall be accepted as evidence thereof.


              MANAGEMENT AND ADMINISTRATION OF THE TRUST

The Trustee

      ASB Capital Management, Inc. ("ASBCM") is the Trustee of the Trust. ASBCM is a wholly owned subsidiary of Chevy Chase Bank, F.S.B., a federal savings bank with branches in Maryland, Virginia, Delaware and the District of Columbia. ASBCM is a Maryland corporation, an investment adviser registered under the Investment Advisers Act of 1940, as amended, and is authorized to act as a fiduciary by the Office of Thrift Supervision. ASBCM's principal offices are located at 1101 Pennsylvania Avenue, N.W., Suite 300, Washington, D.C. 20004.

     The business and affairs of the Trust are managed under the direction of the Trustee. As the Trustee, ASBCM performs the duties and undertakes the responsibilities of a board of directors of an investment company. Under the Declaration of Trust, the Trustee provides investment advisory and administrative services to the Trust as well as account services to holders of Units.

     The following table sets forth the principal occupation or employment of the members of the Board of Directors and principal officers of the Trustee.

Name (Age) and          Position(s) Held    Principal Occupation(s)
Address                  with the Trust       During Past 5 Years

Walter R. Fatzinger,    Director of the     1999 - Present:
Jr., (57)*                  Trustee         President, ASB Capital
Leland Real Estate                          Management, Inc.
  Collective
  Investment Trust                          1994 - 1999:
c/o ASB Capital                             President - Greater
Management, Inc.                            Washington Region, First
1101 Pennsylvania                           National Bank of
Avenue, N.W.                                Maryland; Executive Vice
Suite 300                                   President - Institutional
Washington, D.C.                            Bank, First National Bank
20004                                       of Maryland

Leslie A. Nicholson,    Director of the     1996 - Present:
(59)*                       Trustee         Executive Vice President
Leland Real Estate                          and General Counsel,
  Collective                                Chevy Chase Bank
  Investment Trust
c/o ASB Capital                             1994 - 1996:
Management, Inc.                            Partner, Shaw Pittman law
1101 Pennsylvania                           firm
Avenue, N.W.
Suite 300
Washington, D.C.
20004

* An "interested person" of the Trust as defined in the 1940 Act.

     The Trust makes no payments to any of its officers for services. However, each of the Trustee's Directors who are not "interested persons" (the "Disinterested Directors") are paid by the Trust an annual fee of $[ ] and fees of $[ ] for each meeting they attend (other than those held by telephone conference call). Each Director is reimbursed by the Trust for any expenses incurred by reason of attending such meetings or in connection with services performed for the Trust.

     The following table sets forth information regarding compensation of Directors by the Trust and by all registered investment companies advised by ASBCM ("ASBCM Advised Funds"). In the column headed "Total Compensation from Trust and ABSCM Advised Funds Paid to Directors," the number in parentheses indicates the total number of boards in the
fund complex on which the Director served as of [     ].

                          Compensation Table

                                                           Total
                Aggregate    Pension or     Estimated   Compensation
Name of        Compensatio   Retirement      Annual    from Trust and
Person              n         Benefits      Benefits   ASBCM Advised
(Position)     from Trust*   Accrued as       Upon     Funds Paid to
                            Part of Trust  Retirement*  Directors of
                              Expenses*                   Trustee*

Walter R.          $0            $0            $0          $0 (0)
Fatzinger,
Jr.
(Director of
the Trustee)

Leslie A.          $0            $0            $0          $0 (0)
Nicholson
(Director of
the Trustee)

* Based on estimated amounts for the current fiscal year.


Restrictions on the Trustee

      Under the terms of the Declaration of Trust, the Trustee may not purchase for the Trust any property owned by any Participating Plan, unless it first secures a ruling from the Internal Revenue Service and/or the Department of Labor that such investment will not adversely affect the status of the Trust.

     The Declaration of Trust also prohibits the Trustee from investing any of its own funds through the medium of the Trust and from having any beneficial interest in the assets of the Trust. The Trustee, however, may make such an investment on behalf of a plan created by the Trustee for the benefit of the employees of the Trustee or any of its affiliates.

     The Declaration of Trust provides that no assets of the Trust may be invested in stock or obligations, including time or savings deposits, of the Trustee or any of its affiliates, provided, however, that investments may be made in such time and savings deposits for funds awaiting investment or distribution. The Trustee will not be deemed to have an interest in the assets held in the Trust merely because of the fact that it owns in its own right other stocks and bonds or other obligations of a person or entity the stocks or bonds or other obligations of which are among the assets of the Trust or that it is designated or acting as trustee, depository, or in any other capacity under any deed of trust, mortgage indenture, deposit agreement or other instrument under which any of the assets of the Trust have been issued or are being held.

     Under the Declaration of Trust, if the Trustee or any of its affiliates, because of a creditor relationship or for any other reason, should acquire any interest in a participation in the Trust, it must liquidate such interest on the first Valuation Date coincident with or immediately following such acquisition.

Fees and Expenses of the Trust

      The Trustee charges the account of each Participating Plan an annual trustee's fee, which is deducted quarterly. This fee is charged to the account of each Participating Plan. The Trustee does not charge a separate fee for its management of the Trust nor does it receive from the Trust any additional fees, commissions or compensation.

      The Trustee pays the administrative expenses of organizing and operating the Trust, including fees and expenses for the registration and qualification of the Trust and the Units under federal and state law, the salaries and benefits of its employees, costs for office space and equipment and other expenses incurred in carrying out its duties as Trustee, legal fees, the custodian's fees, the expenses of valuing the assets of the Trust and the cost for an annual independent audit of the Trust.

     The Trustee pays all expenses incurred by it in connection with acting as Investment Adviser, other than costs (including taxes and brokerage commissions, if any) of buying and selling securities for the Trust. Expenses incurred by the Trustee in connection with acting as Investment Adviser include the cost of computer programs, data processing, statistical and research data, internal auditing services and other costs associated with providing continuous management to the Trust.


                      DIVIDENDS AND DISTRIBUTIONS

      The Trust's policy is to reinvest all of its income for further accumulation of assets. Accordingly, the Trust does not intend to declare or pay dividends from its net investment income or to make distributions of any gains realized from the sale of portfolio securities. Any income or gains in value of portfolio securities will be added to the total asset value of the Trust's assets. If the Trust were to generate such income or gains, Participating Plans would receive a benefit in the form of an increase in the net asset value per Unit rather than in the form of cash or reinvestment though the purchase of additional Units.


                        INCOME TAX INFORMATION

     As a collective investment trust, the Trust intends to attain tax-exempt status through compliance with Revenue Ruling 81-100 issued by the Internal Revenue Service. The basis for recognizing tax-exempt status for collective investment trusts under Revenue Ruling 81-100 is that a collective investment trust must be limited solely to tax-exempt plans and trusts that are themselves exempt from taxation and satisfy the requirements of Section 401(a) or Section 408 of the Code. Since participation in the collective investment trust is limited to entities that are themselves tax-exempt, the collective investment trust itself is considered to be a tax-exempt entity under Section 501(a) of the Code.


                           OTHER INFORMATION

Description of the Units

      The Units constitute units of beneficial interest in the Trust. Each Unit represents an equal right to share in the Trust and in its net earnings and losses, and no Unit will have priority or preference over any other Unit. All of the Trust's assets will be owned exclusively by the Trustee, and no Participating Plan will have any individual ownership of the Trust's assets.

     Under the Declaration of Trust, the Units have no voting rights. No certificate will be issued evidencing any interest in the Trust. A Participating Plan may not sell, assign or transfer any Unit or all or any part of its equity or interest in the Trust or use it as a security for a loan. No dividends will be paid on the Units.

     The Declaration of Trust permits the Trustee, from time to time, to divide the Trust into a greater number of Units of lesser value or combine them into a smaller number of Units of greater value. The proportionate interest of each Participating Plan in the Trust will not be changed by such division or combination of Units except that resulting fractional Units may be redeemed by the Trust if, afterwards, only whole Units of the Trust are to be issued or redeemed. In the discretion of the Trustee, fractional Units may be issued and redeemed.

Termination of the Trust

     While the Trust has been established to continue for such time as may be necessary to accomplish the purposes for which it was created, the Trustee, by action of its Officer Trust Committee or Board of Directors, may at any time, without advance notice to any person, terminate the Trust and transfer all Trust assets to a liquidation account. The Trustee may sell and convert into cash the Trust assets in the liquidation account and distribute the proceeds remaining after the payment of liabilities ratably among the Participating Plans. Upon completion of the distribution of the remaining proceeds or remaining assets of the Trust, the Trust will terminate and the Trustee will be discharged of any and all further liabilities and duties as trustee, and the right, title and interest of all parties will be cancelled and discharged.

Custodian

      The Trustee has employed [ ] as the custodian of the Trust (the "Custodian"). The Custodian holds the assets of the Trust and maintains records pertaining to the account of each Participating Plan. The rights and responsibilities of [ ] as the Custodian are set forth in a Custody Agreement, dated as of [ ]. Fees charged by the Custodian are paid by the Trustee. The Trustee charges an annual fee to the account of each Participant to cover its expenses, including the Custodian's fee. See "MANAGEMENT AND ADMINISTRATION OF THE TRUST - Fees and Expenses of the Trust."

Transfer Agent and Dividend-Paying Agent

     The Trust has no transfer agent or dividend-paying agent. If the Trust requires these or similar services, they will be provided by ASBCM.

Legal Counsel

     Certain legal matters in connection with the Units offered hereby will be passed upon for the Trust by Shaw Pittman, 2300 N Street, N.W., Washington, D.C. 20037-1128.

Independent Public Accountants

     [      ], [address], have been selected as the independent public accountants for the Trust. The independent public accountants audit and report on the Trust's financial statements.

Additional Information about the Trust

     The Trust has filed a registration statement for the Units with the SEC. Information about the Units and the Trust may be found in that registration statement. You may read and copy the registration statement at the public reference facilities of the SEC in Washington, D.C., Chicago, Illinois and New York, New York. Please call the SEC at 1-800-SEC-0330 for further information on the public reference rooms. The registration statement is also available to the public from the SEC's web site at http://www.sec.gov.





            LELAND REAL ESTATE COLLECTIVE INVESTMENT TRUST



                      _________________________

                           1,000,000 Units



                      _________________________



                              PROSPECTUS


                      _________________________


                        ____________ __, 1999


                      _________________________


You should rely only on the information contained in this prospectus.
  The Trust has not authorized anyone to provide you with different information.


       This prospectus should be retained for future reference.


      Investing in the Units involves certain risks and special considerations. Units are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.




                      PART C.   OTHER INFORMATION

Item 24.       Financial Statements and Exhibits.

1.   FINANCIAL STATEMENTS.

Not applicable.

2.   Exhibits.

    EXHIBIT
     NUMBER       DESCRIPTION
      (a)     --    Form  of  Declaration  of  Trust,  dated   as   of
              ________________, ______.
      (b)     --  Not applicable.
      (c)     --  Not applicable.
      (d)     --  Not applicable.
      (e)     --  Not applicable.
      (f)     --  Not applicable.
      (g)     --  Not applicable.
      (h)     --  Not applicable.
      (i)     --  Not applicable.
      (j)     --   Form  of  Custody Agreement between the  Registrant
              and [    ]*
      (k)     --  Not applicable.
      (l)     --   Opinion  and  Consent of Shaw Pittman,  Counsel  to
              Registrant*
      (m)     --  Not applicable.
      (n)     --   Consent  of [    ], Independent Public  Accountants
              for Registrant*
      (o)     --  Not applicable.
      (p)     --  Not applicable.
      (q)     --  Not applicable.
      (r)     --  Not applicable.

/*/  To be filed by amendment.


Item 25.       Marketing Arrangements.

Not applicable.



Item 26.       Other Expenses of Issuance and Distribution.

     The following sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement.

     Registration fees                                 $_____*
     Printing costs                                      _____*
     Accounting fees and expenses                        _____*
     Legal fees and expenses                             _____*
     Fees and expenses of qualification under state
       securities laws (including fees of counsel)       _____*
     Miscellaneous                                       _____*
       Total                                           $_____*

/*/  To be provided by amendment.


Item  27.        Persons  Controlled by or under Common  Control  with
Registrant.

Not applicable.


Item 28.       Number of Holders of Securities.

Not applicable.


Item 29.       Indemnification.

     Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act"), prohibits the Registrant's Declaration of Trust from containing any provision which protects or purports to protect any director or officer of the Registrant against any liability to the Registrant or its Unitholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Registrant's Declaration of Trust will comply with such provisions of the 1940 Act.


Item 30.       Business and Other Connections of Investment Adviser.

Information required by this item relative to ASB Capital Management, Inc., the Trustee and Investment Adviser to the Registrant, to be added by amendment.


ITEM 31.       LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of the Registrant and the offices of the Registrant's Trustee, c/o ASB Capital Management, Inc., 1101 Pennsylvania Avenue, N.W., Suite 300, Washington, D.C. 20004.


Item 32.       Management Services.

Not applicable.


Item 33.       Undertakings.

Not applicable.
                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, the District of Columbia, on the 21st day of December, 1999.


            LELAND REAL ESTATE COLLECTIVE INVESTMENT TRUST
                             (Registrant)


                    By:  /s/ WALTER R. FATZINGER, JR.
                         Name:     Walter R. Fatzinger, Jr.
                         Title:    Director of the Trustee


                    By:  /s/ LESLIE A. NICHOLSON
                         Name:     Leslie A. Nicholson
                         Title:    Director of the Trustee



     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

SIGNATURE:               TITLE:                    DATE:


/s/ WALTER R. FATZINGER, Director of the Trustee   December 21, 1999
JR.
Walter R. Fatzinger, Jr.


/s/ LESLIE A. NICHOLSON  Director of the Trustee   December 21, 1999
Leslie A. Nicholson

                             EXHIBIT INDEX

    EXHIBIT
     NUMBER       DESCRIPTION

      (a)     --    Form  of  Declaration  of  Trust,  dated   as   of
              ________________, ______.
                              EXHIBIT (a)

                     FORM OF DECLARATION OF TRUST










                       DECLARATION OF TRUST FOR


          THE LELAND REAL ESTATE COLLECTIVE INVESTMENT TRUST,


               DATED AS OF _____________________, ______

















                           TABLE OF CONTENTS

Paragraph                                                     Page
1.   Requirements of Eligibility                                1
2.   Investments                                                2
3.   Powers of Trustee                                          4
4.   Notices Required                                           6
5.   Units of Participation                                     6
6.   Valuation of the Trust                                     7
7.   Admissions and Withdrawals                                 9
8.   Liquidating Funds                                         10
9.   Trustee's Records                                         11
10.  Audits Required                                           11
11.  Trustee's Fees                                            12
12.  Termination of the Trust                                  12
13.  Representation in Judicial Proceedings                    12
14.  Reserve Accounts                                          12
15.  Discretion of Trustee                                     13
16.  Advice of Counsel                                         13
17.  Merger of Trustee                                         13
18.  Merger of the Trust                                       13
19.  Trust Instrument and Applicable Law to Control            13
20.  Individual Trustees                                       14
21.  Amendments                                                14
22.  Miscellaneous                                             14



                       DECLARATION OF TRUST FOR


          THE LELAND REAL ESTATE COLLECTIVE INVESTMENT TRUST




Name and Purpose
This Declaration of Trust, adopted ____________ __, 1999, governs  the
Leland Real Estate Collective Investment Trust (the "Trust") for the collective investment of assets held in a fiduciary capacity by ASB
Capital Management, Inc. (the "Trustee") or any of its affiliates that are  now,  or  may in the future be, authorized to carry  on  a  trust business. The purpose of the Trust is to provide a vehicle for the collective investment of money held by the Trustee or any of its affiliates that are authorized to carry on a trust business, as
Trustee,   Co-Trustee,   or   Agent  for  Investment   Management   of
participating trusts.  This Trust shall be administered in  accordance with  the rules and regulations of the Comptroller of the Currency  of the United States relating to the collective investment of trust funds by  national banking associations and the applicable laws relating  to common trust funds of any state or the District of Columbia where  the
Trustee is located.
Requirements of Eligibility
1.   Only  retirement,  pension,  profit sharing  and  other  employee benefit plans which meet all of the following requirements shall be eligible to participate in this Trust:
     a.   (1)  The Plan and the trust in connection therewith is a tax exempt pension trust or profit sharing trust or other type of employee benefit trust part of a plan qualified under the provisions of Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and exempt from taxation under Section 501(a) of the Internal Revenue Code; or
          (2) The Plan and the trust (if applicable) in connection therewith is a plan established and maintained for its employees by the government of the United States, by the government of any state or political subdivision thereof, or by any agency or instrumentality of any of the foregoing (hereinafter referred to as "Governmental Plan"). If the assets of the Governmental Plan are not held in a formal trust arrangement, such nonexistence of a trust must result from local law restraints. Such Governmental Plan must have obtained tax exempt status by meeting the requirements of the Internal Revenue Code regarding qualified Governmental Plans or must be appropriately relying on the exclusion from taxes allowed through intergovernmental constitutional immunity.
     b.   The document governing the trust in connection with the Plan (or the Plan in the case of a non-trusteed Governmental Plan) specifically authorizes the investment of assets thereof and the commingling of its assets with assets of other Plans through the medium of this Trust.
     c.   The document governing the trust in connection with the Plan (or the Plan in the case of a non-trusteed Governmental Plan) expressly provides that, to the extent of the participation of such Plan in this Trust, this Declaration of Trust shall constitute a part of the Plan (and trust, if applicable) pursuant to which such Plan is administered.
     d.   Under the provisions of the Plan, the Trustee, or any affiliate of the Trustee, is either the Trustee, Co-Trustee, or Agent for Investment Management of the fiduciary of the Plan.
No  Plan  shall participate in this Trust, however, until the  Trustee consents  thereto.  Also, by the incorporation of this Declaration  of
Trust as a part of the Plan (and trust, if applicable), it shall be understood and agreed that it shall be impossible, at any time prior to  the  satisfaction of all liabilities with respect to the employees and  their beneficiaries entitled to benefits under said Plan, or  the
Trustee  hereunder,  to use or divert any part  of  the  principal  or income allocable hereunder to such Plan for or to purposes other  than for  the  exclusive benefit of such employees or their  beneficiaries.
Nothing herein, however, shall preclude the investment of other collective investment funds in the Trust, whether managed by the
Trustee  or  any  affiliate  thereof, which meets  the  aforementioned requirements.
Investments
2.   In  acquiring,  investing,  reinvesting,  exchanging,  retaining, selling, and managing property for the Investments, the Trustee shall act consistent with the fiduciary requirements of Federal law and the law of any state in which the Trustee is located. Within the limitations of the foregoing standard, the Trustee is authorized to acquire and retain every kind of property, real, personal, or mixed, and every kind of investment. The general policy of the Trust and its investment parameters shall be as follows:
     a. The Trust is an actively managed portfolio which provides Participating Plans with an opportunity to participate in the development of new income-producing properties, constructed with union labor.
          (1) In investing and reinvesting money in the Trust, it is intended that the Trustee shall give primary consideration to, and shall normally invest all or substantially all thereof in either or both debt or equity interests of any kind in real property or investments of any kind relating to real property as the Trustee may in its discretion select, including, but not limited to, investments which may incur income, property, and other tax liability. Such investments may include, but shall not be limited to, the following: (i) equity interests or equity participation in improved or unimproved real property, either in the form of direct ownership, with or without leaseback provisions of such real property, or in the form of stock, closely held or publicly traded, stock purchase warrants, or other forms of interest in the entity owning or developing such real property; (ii) loans or debt obligations secured by mortgages on, or other interests in real property, whether for the purpose of acquiring, improving or otherwise developing such real property; (iii) mortgages on the fee, leasehold or other interest in real property, installment sales contracts, sale and leasebacks or any combinations of the foregoing, for the purpose of providing long-term or intermediate-term financing of improved or unimproved real property;
          (iv) leases or rental agreements providing income or profits from real property; and (v) interests in limited partnerships or in collective investment funds which invest in real property. In making such investments, the Trustee shall not be limited by any statute or rule of law defining authorized investments by trustees and shall be under no duty to diversify investments and may make such investments, irrespective of whether they would be normally considered appropriate investments for a trustee or are productive of income. Investments pursuant hereto may be made by the Trustee without limitation because of (i) the size or nature of any investment; (ii) the size or nature of the enterprise in which any investment is made; (iii) the lack of ready marketability; (iv) the presence or absence of certainty or regularity of return; or (v) the volatile nature of the market value of any investment. Investments pursuant hereto may be made by the Trustee in private placements.
(2)  The investment objectives of the Trust are to provide a competitive market rate of return, stable and reasonably predictable income, increasing cash flows, potential for appreciation in value, a hedge against inflation, and a favorable portfolio diversification.
The Trust maintains diversification by geographic location and by property type (office, research and development, residential industrial warehouse/distribution, and retail).
          (3) Cash not invested in real estate or debt secured by real estate will be invested at the Trustee's discretion in a money market fund or in any other fund, bond instrument or other instrument or security with a maturity or maturities which allow the Trust to meet any commitments made pursuant to paragraph 2(a)(1) above. Temporary investments are stated at cost, which approximates market value. Any losses of the Trust shall be charged to the principal of the Trust. Current income is not a Trust objective.
     b.   The Trustee shall not purchase for the Trust any property owned by any Participating Plan, unless it first secures a ruling from the Internal Revenue Service and/or the Department of Labor that such investment will not adversely affect the status of the Trust.
c.   Pending the selection and purchase of suitable investments, or the payment of expenses or other anticipated distributions, the
Trustee may retain in cash equivalents of its choice such portion of the Trust as it shall deem reasonable under the circumstances.
     d.   All  income and profits of the Trust shall be added  to  the principal of the Trust and invested, reinvested, and valued as a part thereof; any losses of the Trust shall be charged to the principal of the Trust.
     e.   The Trustee shall not invest any of its own funds through the medium of this Trust and shall have no beneficial interest in the assets of the Trust; provided that nothing contained herein shall be construed to prohibit such investment on behalf of a Plan created by the Trustee for the benefit of the employees of the Trustee or any of its affiliates. No assets of the Trust may be invested in stock or obligations, including time or savings deposits, of the Trustee or any of its affiliates; provided, that investments may be made in such time and savings deposits for funds awaiting investment or distribution. The Trustee shall not be deemed to have an interest in the assets held in this Trust merely because of the fact that it owns in its own right other stocks and bonds or other obligations of a person or entity the stocks or bonds or other obligations of which are among the assets of the Trust or that it is designated or acting as trustee, depository, or in any other capacity under any deed of trust, mortgage indenture, deposit agreement or other instrument under which any of the assets of the Trust have been issued or are being held.
f.   If the Trustee or any of its affiliates, because of a creditor relationship or for any other reason, should acquire any interest in a participation in this Trust, it shall liquidate such interest on the first Valuation Date coincident with or immediately following such acquisition.
Powers of Trustee
3.   In  exercising  its  exclusive right to manage  and  control  the
     Trust, the Trustee shall have all of the powers granted by statute, common laws or rule of court, including the following rights  and powers:
     a.   The Trustee shall have full right to retain for so long a period as it shall think proper and in its discretion to manage, convert, exchange, transfer and dispose of the assets comprising the Trust and shall have and may exercise every right and privilege pertaining to trust management which is granted to a trustee under the applicable state law of any state or the District of Columbia in which the Trustee is located.
b.   To retain, invest in, sell, exchange, transfer, partition, mortgage, lease, manage, subdivide, develop, build, alter, repair, improve, raze, abandon and otherwise dispose of any of such assets in such manner, at such time or times, on such terms and conditions, and for such consideration, cash or otherwise, as the Trustee deems advisable; and for such purpose, to execute and deliver such assignments, transfers and other instruments as the Trustee deems appropriate.  Without limitation, such assets include options, option funds, mutual funds, liquidity cash reserve or other short-term investment funds, and other investments, whether or not they are traditional trust investments.
     c. To consent to, and participate in, any plan for the reorganization, consolidation or merger of any corporation, any security of which is held by the Trustee, and to pay any and all costs and assessments imposed upon the owners of such securities as a condition of their participating therein; and to consent to any contract, lease, mortgage, purchase or sale to which any such corporation is a party.
     d. To exercise or dispose of any rights of subscription or conversion which in any manner arise out of the ownership of the securities held by the Trustee.
e.   To deposit any security with any protective or reorganization committee, and to delegate to such committee such power and authority with relation thereto as the Trustee may deem proper, and to agree to pay, and to pay, out of the Trust such portion of the expenses and compensation of such committee as the Trustee may deem proper.
     f.   To execute and deliver such proxies and powers of attorney to such person or persons, granting such power and authority with relation to any property or securities held by the Trustee as it may deem proper.
     g.   To extend the time of payment of, or to renew, any obligation.
     h.   To compromise, arbitrate, or otherwise adjust claims in favor of or against the Trustee, including claims for taxes, and to accept any property, either in total or partial satisfaction of any indebtedness or other obligation, and to hold such property for such period of time as the Trustee may deem appropriate.
     i.   To acquire real and personal property, or any interest therein, in those instances in which the same secures, or is taken to secure, notes, bonds, and other obligations held by the Trust; to foreclose mortgages, deeds of trust, and other liens on any real or personal property in which the Trust is interested, or, in lieu of foreclosure, to accept conveyance of such property, paying therefor such sum as it may deem advisable, not exceeding the approximate cost of foreclosure (in addition to releasing any obligations thereby secured); to manage, sell, lease for such period (which may extend beyond the probable duration of this Trust or of any Participating Plan), and grant options to buy or lease said property, upon such terms and conditions as the Trustee deems advisable; to repair, alter, improve or demolish any building thereon; to subdivide, partition, grant easements, release and dedicate any interest in real property; to construct new buildings and improvements on said property; to insure said property against damage by fire or other casualties; to employ agents and counsel and confer upon them such authority with respect to the management of said property as the Trustee deems appropriate; to convey, or cause to be conveyed, any such property to a corporation, in exchange for its capital stock or other securities, or both; and to execute and deliver such contracts, deeds and other instruments as the Trustee deems proper in order to effectuate any of the aforesaid purposes.
j.   To register and carry any securities or property in the name of a nominee or nominees without designation of trust, but the Trustee's records shall clearly show its ownership of such assets, and the
Trustee shall be individually liable for any loss occasioned by the act of such nominee or nominees.
     k.   No person dealing with the Trustee shall be under any obligation to make any inquiry concerning the propriety of the action of the Trustee on behalf of the Trust or be concerned with the application of any payments made to the Trustee for the Trust so that no lender or assignee, grantee or other transferee of any securities or other property standing in the name of the Trustee or its nominee, nor any corporation, transfer agent or other person effectuating the transfer, shall be chargeable with any duties in respect to the Trust or the Plans participating therein or the beneficiaries thereof, but may conclusively presume that the Trustee has the absolute right to borrow or to make the tendered assignment, grant or other transfer.
     l.   To borrow money, with or without giving security, on behalf of the Trust and to issue its promissory notes as trustee.
     m. To lend trust securities under such conditions according to such terms, and collateralized as it deems appropriate.
Notices Required
4.   a.   At or prior to the first investment by a Plan in this Trust, the Trustee upon request of the Plan shall furnish to the Plan a copy of this Declaration of Trust, without charge. The Trustee shall provide to any person a copy of this Declaration of Trust upon request. The Trustee shall also make a copy of this Declaration of Trust available for public inspection at its main office during all business hours.
     b.   No investment shall be made after the effective date hereof by a
          Plan in the Trust unless on or before a Valuation Date notice of intention to make such investment shall have been approved by and noted in the records of the Trustee. No withdrawal of a Participating Plan or any part thereof shall be made after the effective date hereof from the Trust unless on or before a Valuation Date notice of intention to make such withdrawal shall have been approved by and noted in the records of the Trustee. Where a Participating Plan in the Trust is held by the Trustee in conjunction with one or more other persons in any fiduciary capacity, such Participating Plan shall be withdrawn, subject to the notice required by this Section, upon the written request of any such other person acting in such fiduciary capacity with the Trustee.
c.   Notices, accountings, and reports required to be given or
furnished by the Trustee may be by actual delivery or by mailing, postage prepaid, to the most recent address known to the Trustee of the person entitled thereto.  The date of such actual delivery or of such mailing, as the case may be, for all purposes hereunder, shall be deemed to be the date as of which such notice, accounting, or report was given or furnished.
Units of Participation
5.   a.   The   Trustee   shall  credit  to  the   account   of   each
          Participating Plan which deposits money in the Trust, that number of "Units" which its deposit will purchase at the then fair value of each Unit, and shall charge the account of each such Participating Plan which withdraws Units with the number of Units it withdraws. The records of the Trustee and the records of the Participating Plan shall at all times reflect the number of Units standing to the credit of each Participating Plan, and the Trustee shall not issue certificates in representation thereof. The interests of the several Participating Plans in the Trust and the net earnings, profits, and losses of the Trust shall be proportionate to the number of Units then standing to their respective credits. The Trustee may from time to time divide the Trust into a greater number of Units of lesser value or combine
          them  into a smaller number of Units of greater value.   The
          proportionate interest of each Participating Plan in the Trust shall not be changed by such division or combination of Units except that resulting fractional Units may be redeemed from the Trust if thereafter only whole Units of the Trust are to be issued or redeemed.
     b.   Each Unit shall be nonassignable and shall represent an equal right to share in the Trust and in its net earnings, and losses, and no Unit shall have priority or preference over any other Unit of the Trust. However, all assets of the Trust shall be owned exclusively by the Trustee, and no Participating Plan shall have any individual ownership thereof.
c.   The interests of the Participating Plans in the Trust and in the net earnings, profits, and losses thereof shall not be subject to garnishment, attachment, levy, or execution of any kind for the debts or defaults of the trustees of Participating Plans, or of any person, natural or legal, having an interest in any Participating Plan.
     d.   For convenience of reference, other than in this Declaration of
          Trust, the Trustee may use an appropriate name to identify the Units of the Trust.
     e.   In the discretion of the Trustee, fractional Units may be issued and redeemed. Each provision of this Declaration of Trust pertaining to Units of the Trust shall be equally applicable to fractional Units of the Trust, if any, issued or redeemed by the Trustee, except that the value thereof for purchase or withdrawal shall be the same fraction of the then value of a whole Unit, and the interest in the Trust represented thereby shall be that of the same fraction of a whole Unit. Any fraction of a cent per Unit of participation resulting from any computation hereunder may be disregarded or may be adjusted in such reasonable manner as the Trustee may determine.
Valuation of the Trust
6.   a.   The  Trustee may designate the last day of any  month  as  a
          Valuation Date, as of which the value of the assets held in the Trust shall be determined and the Trustee may change any such designation of a Valuation Date from time to time. The Trustee shall be required to designate a Valuation Date for the Trust not less frequently than once during each period of twelve (12) months. The Trustee shall determine the value of the Trust and of the participation therein, within 10 days after each valuation date (or such other period of time as the Comptroller of the Currency may prescribe).
     b. At the inception of the Trust, the value of each Unit shall be determined by the Trustee in the exercise of its discretion. As of each Valuation Date after the inception of the Trust, the Trustee shall determine the then fair value of each Unit of the Trust by dividing the then fair value of the Trust by the number of Units of the Trust then allocated to Participating Plans.
c.   The fair value of the Trust as of any Valuation Date after the inception of the Trust shall be the market value of the assets of the
Trust, less all expenses, liabilities, taxes, reserves, and other amounts, due, accrued, or anticipated, which the Trustee determines are properly and equitably chargeable against the Trust.
     d.   In  determining the market value of the Trust, the following method shall be used:
          (1) Securities listed or traded on any securities exchange shall be valued at their last reported sales prices on said exchanges on the Valuation Date. If no sale has been reported for that day, the last reported sale price or the most recent closing bid price, whichever is later, shall be used. Where a security is listed or traded on more than one securities exchange, the Trustee may select the exchange to be used for the basis of valuation. Securities not listed or traded on any securities exchange shall be valued by taking the bid price obtained from a recognized published source, from up to three reputable brokers or investment bankers as of the close of business on the Valuation Date, or through such other information as it may find useful or necessary in determining value. For the purpose of this subparagraph (d), sales and bid prices reported in newspapers of general circulation published in New York, New York, Washington, D.C. or Baltimore, Maryland, or in any standard financial periodical or in the records of any exchange, any one or more of which may be selected by the Trustee and noted in its records, shall be accepted as evidence thereof.
          (2) An investment purchased, and awaiting payment against delivery, shall be included for valuation purposes as an asset held, and the cash account shall be adjusted by the deduction of the purchase price, including broker's commissions or other expenses of the purchase.
(3)  An investment sold but not delivered pending receipt of proceeds shall be valued at the net sales price.
          (4) For the purpose of valuation of an investment except an investment sold but not delivered, it shall be unnecessary to deduct from the value ascertained as above indicated brokers' commissions or other expenses which would be incurred upon a sale thereof.
          (5) The amount of any current interest accrued but unpaid on any bonds or other obligations shall be included for valuation purposes.
(6)  The value of any rights, warrants or dividends (whether payable in cash or property and including liquidating dividends) which may have been declared but unpaid as of the Valuation Date in respect of any security which has been valued ex-rights, ex-warrants or ex-
dividends shall be included for valuation purposes, unless such security shall have been purchased or acquired on or after the date as of which it sold ex-rights, ex-warrants or ex-dividends.
          (7) The balance of cash in hand (including income collected) shall be included for valuation purposes.
          (8) All other assets shall be valued on the basis of each such asset's fair value from the best information reasonably available. From the total sum so obtained, there shall be deducted, to the extent applicable to the Trust, all accrued interest  on bonds purchased or acquired to the date of such purchase or acquisition, all charges, expenses, and other liabilities
          due,   and,   in   the  discretion  of  the  Trustee,   such
          proportionate  part  as  it deems  proper  of  all  charges,
          expenses   or  other  liabilities  accrued  or  anticipated,
          applicable to any period prior to the time such valuation is made, the amount of which, so far as unliquidated, shall be fixed by the Trustee. The net amount remaining shall be deemed to be the value of the Trust.

     e.   In determining the valuation of any asset of the Trust, other than cash which is temporarily invested in a cash management vehicle, which is stated at cost, and securities listed or traded on an exchange, which are covered under subparagraph 6(d), the following shall apply:
          (1) With respect to mortgages, deeds of trust and notes secured by real property, such assets shall be valued at the market value thereof. The market value shall be determined by the Trustee using such factors as maturity dates, interest rates, creditworthiness and such other factors as it determines, in good faith, to be appropriate.
(2)  With respect to investments in real estate and real estate related investments, including limited partnership interests, which investments shall be valued at market, the Trustee may, in its discretion, base such method of valuation on current appraisals of such properties, recent transactions involving similarly located properties or such other method as it shall determine, provided, however, that said valuation must be based on an appraisal not older than one year.  Any real estate or real estate related investment which is in the process of being constructed, and not fully paid for, shall be valued at cost.  Since properties are stated at current market value, the Trust does not record depreciation on its real estate investments.
          (3) Notwithstanding anything herein to the contrary, if no reliable data are available, or if the available data, in the Trustee's judgment, are not sufficiently complete to warrant unqualified reliance thereon, or would tend, in the Trustee's opinion, to distort the value of any assets, then the Trustee may use, as a basis of valuation, such other sources of information as it deems reliable, or such other method of valuation as it deems fair and equitable.
Admissions and Withdrawals
7.   a.   To  the  extent permitted by the rulings and regulations  of the Comptroller of the Currency, money and other property acceptable to the Trustee of qualifying Plans may be deposited in the Trust, and Units owned by a Participating Plan may be withdrawn from the Trust, only as of a Valuation Date and only with the authorization of the person or persons, natural or legal, having the right to control the investment of the funds of the Trust. Should types of property other than cash be received from a Participating Plan in exchange for Units hereunder, such Participating Plan shall be credited with the property's then fair market value determined as of the Valuation Date
          on  which  such property is deposited with the Trustee.   An
          authorization to deposit in or withdraw from the Trust may not be countermanded or canceled subsequent to the Valuation Date as of which such deposit or withdrawal is made.
     b.   Deposits of money or other property acceptable to the Trustee in the Trust as of any Valuation Date may be made only with the consent of the Trustee.
     c.   Upon the complete or partial withdrawal of a Participating Plan from the Trust, the Trust shall pay to the Participating Plan the amount equal to the value of the withdrawn participation on the Valuation Date as of which it is effective. In the discretion of the Trustee, payment may be made in cash, ratably in-kind, a combination of cash and ratably in-kind, or in any other manner consistent with applicable law in the state in which the Trustee maintains the Trust.
d.   The Trustee shall have a reasonable period not to exceed ten (10)
business days following each Valuation Date to make the computations necessary to value the Units and to make payment for Units withdrawn from the Trust.
     e. Any request for withdrawal from the Trust must be received by the Trustee not later than one year prior to the Valuation Date as of which such withdrawal is to be made; provided, however, that the Trustee, in its sole discretion, reserves the right to pay such withdrawal as of any earlier Valuation Date subsequent to receipt of such request. All withdrawals from the Trust will be based on the value of the Trust on the Valuation Date as of which such payment is made.
     f.   Any provision herein to the contrary notwithstanding, when the
          Trustee receives notice that a Participating Plan has ceased to be exempt from income taxes under the Internal Revenue Code, or that the document governing such Participating Plan no longer incorporates this Declaration of Trust, as a part thereof, or that the Trustee is no longer acting as a trustee, or as a co-trustee, or as the investment agent or co-investment agent for the Participating Plan or the trustee or trustees, of such Participating Plan, then the receipt of such notice shall be deemed to be an automatic-request for withdrawal of Units and subject to the requirements of this Paragraph 7.
     g.   The Trustee shall have the right to charge back to and collect from each Participating Plan that part of the amount paid to such Participating Plan upon the withdrawal of Units which represented a payment of accrued income that was not subsequently collected by the Trustee at the time fixed for its payment.
     h. If a mistake in the administration of the Trust is made and is subsequently discovered, the Trustee may make such adjustments and take such action to remedy the mistake as may be practicable and equitable.
Liquidating Funds
8.   a.   The  Trustee  shall  promptly  segregate  and  place  in   a
          Liquidating Fund, to be held and liquidated for the benefit of the then Participating Plans, any property of the Trust which the Trustee deems advisable to liquidate in order to prevent any Participating Plan from suffering loss or prejudice by reason of subsequent deposits to or withdrawals from the Trust. The Trustee shall have, with respect to each Liquidating Fund, all rights, powers and duties which it has with respect to the Trust, except that the Trustee shall not reinvest the cash thereof. Participating Plans may not withdraw their interests in any Liquidating Fund. However, the Trustee, as promptly after the creation of any Liquidating Fund as it deems reasonable under the circumstances, may sell the assets of such Liquidating Fund and distribute all net cash assets, or distribute assets in-kind, or partly in cash and partly in-kind, thereof pro rata to those Participating Plans having an interest therein.
     b.   The Trustee, in its individual corporate capacity, may purchase from the Trust any defaulted investment held by the Trust if the Officers Trust Committee determines that the expense of segregating the defaulted investment in a Liquidating Fund and administering the Liquidating Fund is excessive in light of the market value of the investment. Such purchase, if made, shall be at the then market value of such investment, or at the sum of the cost and accrued unpaid interest, whichever is greater.
Trustee's Records
9.   a.   The  Trustee  shall  keep complete and accurate  records  of account in which all transactions relating to the Trust shall be recorded. Records shall be maintained for the Trust which shall show with respect to each Participating Plan: the date of each admission to Participation; the number of Units allotted and the amount paid therefor; the date of each withdrawal; the number of units redeemed, the amount paid on redemption to the Participating Plan and whether payment was made in cash, ratably in-kind, partly in cash and partly ratably in-kind or in any other manner consistent with applicable law in the state in which the Trustee maintains the Trust; the number of Units currently outstanding; and the share in any Liquidating Fund.
     b.   The Trustee shall determine the form in which its records shall be kept. The account year of the Trust shall be determined by the Trustee and except with respect to each Liquidating Fund or otherwise as the regulation of the Comptroller of the Currency permit, the Trust shall follow the accrual method of accounting.
Audits Required
10.  a.   At least once during each accounting year, an audit shall be made of the Trust and Liquidating Fund by competent auditors and a financial report prepared thereon within ninety (90) days of the end of the Trust's fiscal year. Such auditors may be either independent public accountants or the Trustee's own auditors; provided, however, that in either case they shall be responsible only to the Board of Directors of the Trustee who by proper resolution formally appoints them to perform such audit. The compensation and reasonable expenses of any such independent public accountants shall be charged to the Trust which they audit. The Trustee shall not charge any compensation or expense for any audit made by its own auditors.
     b. The Trustee may file at its discretion, or, if required by any applicable Federal or state law, shall file in any Federal or state court having jurisdiction, at the expense of the Trust, accounts of its administration of the Trust, and any Liquidating Fund. The confirmation of said accounts, upon such prior notice of audit to parties in interest as may be prescribed by statute, regulations, or rule of court, shall operate as a full and complete discharge of the Trustee's liability, responsibility and accountability hereunder, in respect of the transactions set forth in such accounts.
c.   The financial report prepared pursuant to subparagraph (a) of this Paragraph 10 shall contain a list of investments in this Trust, their cost and current market value, a statement for the period after the previous report showing purchases and their respective costs;
sales, including profit or loss and any other investment charges;
income and disbursements; the Trust's fees and expenses; and a notation as to any investments which are then in default.  The Trustee shall send a copy of its financial report, or a notice that the report is available, to each administrator of each Participating Plan annually.  Within 90 days from the date of sending the report, the administrator may file with the Trustee its written approval of the report, or its written disapproval with reasons.  If a written disapproval of the Trustee's report has not been received by the
Trustee within 90 days after it has sent the report to the
administrator, then the report shall be considered approved and the
Trustee shall be relieved from liability or accountability for any action or inaction disclosed in the report.
Trustee's Fees
11.  Subject  to the rules and regulations of the Comptroller  of  the
     Currency and any other applicable state or Federal law, the Trustee may charge a fee for the management of the Trust or of any Liquidating Fund, and shall be entitled to reimburse itself therefrom for all reasonable expenses incurred by it in the administration and management thereof. In addition, the Trustee shall be entitled to charge to and receive from or with respect to each Participating Plan such  reasonable fees as it is otherwise entitled to receive with respect to such Participating Plan.
Termination of the Trust
12.  The Trustee, by action of its Officer Trust Committee, may at any time,  without  advance notice to any person, natural  or  legal, terminate the Trust and thereupon all assets of the Trust shall be transferred to a Liquidating Fund and held and distributed as provided in Paragraph 8 above.
Representation in Judicial Proceedings
13.  The Trustee shall be deemed to represent all persons, natural  or legal,  having an interest in the Trust for the purposes  of  all judicial proceedings affecting the Trust or any asset thereof, and only the Trustee need be made a party to any such action.
Reserve Accounts
14.  If  any  mortgages  or notes secured by deeds of  trust  of  real property are held in the Trust or in any Liquidating Fund, the reasonable expenses incurred in servicing such investments shall be charged against the Trust or Liquidating Fund in which the same is held, and paid to servicing agents, including the Trustee.  Also in the case of mortgages and notes secured by deeds of trust of real property, the Trustee may (but shall not be required to) transfer up to five percent (5%) of the net income derived by the Trust or Liquidating Fund from such source held by the Trust during any regular accounting period to a reserve account; provided that no such transfers shall be made which would cause the amount in such reserve account to exceed one percent (1%) of the outstanding principal amount of all such investments held in the Trust. The amount of such reserve account, if established, shall be deducted from the assets of the
     Trust in determining the fair market value of the Trust on a Valuation Date. At the end of each accounting period, all interest payments which are due but unpaid with respect to such investments in the Trust shall be charged against such reserve account to the extent available and credited to income distributed to the Trust. In the event of subsequent recovery of such interest payments the reserve account shall be credited with the amount so recovered.
Discretion of Trustee
15.  Discretions, powers, and duties of the Trustee shall be exercised by the officers, employees, and committees designated by the Board of Directors of the Trustee. The exercise or nonexercise of any discretion, power, or duty in good faith and with reasonable care shall be binding upon all interested persons.
Advice of Counsel
16.  The  Trustee shall be fully protected in relying upon the  advice of the general counsel of the Trustee or competent outside counsel appointed by the Trustee or its officers or committees with respect to the meaning of this Declaration of Trust or of any amendment thereof, or of any powers, duties, or discretions thereunder.
Merger of Trustee
17. In the event that the Trustee shall at any time merge or consolidate with, or shall sell or transfer substantially all of its assets  to another corporation, state or Federal, the corporation resulting from such merger or consolidation, or the corporation into which it is converted, or to which such sale or transfer shall be made, shall thereupon become and be substituted hereunder in the place of the Trustee, and shall become the Trustee hereunder with the same effect as though originally so named.  This instrument, as amended from time to time, is binding upon and inures to the benefit of the
     Trustee and any of its affiliates with trust powers and its or their successors, the fiduciaries of each Participating Plan and their successors, and each person having or claiming an interest in a Participating Plan, an investment fund, or a liquidating fund, as well as the personal representatives, successors and assigns of any of them.
Merger of the Trust
18.  Any collective investment fund under another trust instrument  of which the Trustee or any of its affiliates is then the Trustee and which  is used exclusively as an investment medium for tax-exempt
     Employee Benefit Plans, in the discretion of the Trustee, may  be merged with this Trust if after such merger the then total value of the Units of the merged collective investment funds belonging to each Participating Plan will be the same as the total value of the Units belonging to such Participating Plan in the separate collective investment funds prior to the merger, and provided that each asset of each of the collective investment funds being merged would then be a proper investment for the other of the merged collective investment funds.
Trust Instrument and Applicable Law to Control
19.  All deposits and withdrawals from the Trust, all interests in the
     Trust, and all aspects of the administration, management, and investment of the Trust shall be governed by this Declaration of Trust and the requirements of law.  To the extent that this Declaration of
     Trust is ever in conflict with, or is silent with respect to, the requirements of law, the provisions of such law shall govern. In the administration, management, and investment of the Trust hereunder, the Trustee may avail itself of any permissive provision of law which is not contrary to this Declaration of Trust.  As used in this paragraph, the term "law" means the provisions (both required and permissive except where otherwise indicated) from time to time in effect and applicable to this Declaration of Trust, or to the Trust consisting solely of assets of retirement, pension, profit sharing, or other trusts which are exempt from federal income taxes under the Internal Revenue Code, of laws, regulations, rulings, orders, judgments, and decrees of governmental authorities, including but not limited to the laws  of the United States of America and the state in which  the
     Trustee is located, the regulations of the Comptroller of the Currency or other duly constituted supervisory authorities, and the judgments, orders, and decrees of courts having jurisdiction over this Trust or the Trustee.
Individual Trustees
20.  a.   The  Trustee, at any time, may by resolution of its  Officer
          Trust Committee provide that there shall be, in addition to the Trustee, an Individual Trustee and appoint an individual (who may be an officer or employee of the Trustee) to fill such office. Such appointment shall become effective when a copy of the resolution of the Officer Trust Committee of the Trustee making such appointment certified by any officer of the Trustee, and the acceptance of such appointment signed by the Individual Trustee, is delivered to the Trustee.
     b.   Subject to the limitations and provisions of subparagraph (a) of this Paragraph 20, each provision of this Declaration of Trust applicable to the Trustee or to its rights, powers, discretions, immunities, appointment, resignation and removal shall be applicable to the Individual Trustee to the extent and manner it would be if the words "Individual Trustee" were substituted for the word "Trustee."
Amendments
21.  This  Declaration of Trust may be amended from time  to  time  by either a resolution of the Board of Directors of the Trustee or by a resolution of the Officer Trust Committee, if a majority of its members approve the amendment, and it is approved by competent legal counsel. The Board of Directors of the Trustee or the Officer Trust Committee shall establish the effective date of any amendment. All amendments shall be filed with the original trust instrument, together with a certified copy of the resolution of the board of directors or the Officer Trust Committee.
Miscellaneous
22.  a.   This Trust is created and organized in the United States  of
          America and will at all times be maintained as a domestic trust in the United States of America.
     b. As used herein, the "Plan" shall mean any retirement, pension, profit sharing or other employee benefit plan qualified under the provisions of Section 401(a) of the Internal Revenue Code and exempt from taxation under Section 501(a) of the Internal Revenue Code, or a Governmental Plan and the words "Participating Plan" shall mean any Plan whose trust (or the Plan in the case of a non-trusteed Governmental Plan) in connection therewith has adopted this Trust as its investment vehicle and meets the requirements of Paragraph 1 of this Declaration of Trust.
     c. If any provision of this Declaration of Trust shall be held invalid or unenforceable, such invalidity or unenforceability shall not affect any other provision hereof, and this Declaration of Trust shall be construed and enforced as if such provision had not been included.
     d. Titles and subtitles of the articles and sections are placed herein for convenience of reference only, and in case of any conflict, the text of this Declaration of Trust, other than such titles or subtitles, shall be controlling.
     e. Unless the context otherwise requires, words denoting the singular number may, and where necessary shall, be construed as denoting the plural number, and words of the plural number may, and where necessary shall, be construed as denoting the singular number.
In  Witness of this Declaration of Trust, ASB Capital Management, Inc.
caused its name to be hereunto signed by its proper officers this ____ day of ____________________, 1999.

                              ASB CAPITAL MANAGEMENT, INC.


                              By:  ________________________________
                                Name:
                                Title:



ATTEST:


_______________________